Document and Entity Information Document	Sep. 02, 2026
Written Communications	false
Amendment Flag	false
Entity File Number	1-11299
Document Type	8-K
Document Period End Date	Sep. 02, 2026
Registrant Name	Entergy Corporation
Entity Tax Identification Number	72-1229752
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	639 Loyola Avenue
Entity Address, City or Town	New Orleans
Entity Address, State or Province	LA
Entity Address, Country	US
Entity Address, Postal Zip Code	70113
City Area Code	504
Local Phone Number	576-4000
Central Index Key	0000065984
Entity Emerging Growth Company	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
NEW YORK STOCK EXCHANGE, INC. [Member]
Title of 12(b) Security	Common Stock, $0.01 Par Value
Security Exchange Name	NYSE
Trading Symbol	ETR
NYSE TEXAS, INC. [Member]
Title of 12(b) Security	Common Stock, $0.01 Par Value
Security Exchange Name	NYSETX
Trading Symbol	ETR